Equity-settled share-based payments Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2017		2016		2015
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,641	6.67	1,696	6.71	1,916
Forfeited	—	—	—	—	5.83	(9)
Exercised	5.83	(7)	6.96	(55)	7.11	(211)
At December 31	6.66	1,634	6.66	1,641	6.67	1,696

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2017	2016	2015
May 1, 2024	5.83	496	495	495
May 1, 2025	5.83	452	452	461
January 1, 2026	5.83	142	150	174
February 16, 2026	7.11	103	103	103
October 1, 2026	8.62	441	441	463

(i) On May 2014, the Board of directors decided to extend the expired date of the Plan.
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan are as follows:

	2017		2016		2015
	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)
At January 1	13.07	1,658	13.07	1,701	13.07	1,729
Forfeited	13.40	(4)	12.98	(43)	13.01	(28)
Expired	12.82	(803)	—	—	—	—
At December 31	13.31	851	13.07	1,658	13.07	1,701

Options outstanding at year-end under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date:		2017	2016	2015
From Nov 13, 2017 to Aug 25, 2018	12.82	105	908	937
January 30, 2019	13.40	595	595	608
June 1, 2019	12.82	3	3	3
November 1, 2019	13.40	11	11	11
From Jan 30, 2020 to Sep 1, 2020	13.40	106	110	110
From Jan 30, 2020 to Sep 1, 2020	12.82	31	31	31

The following table shows the exercisable shares at year end under both the Adecoagro/ IFH 2004 Incentive Option Plan and the Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan:

Exercisable shares in thousands
2017	2,485
2016	3,299
2015	3,397

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2015	May 15, 2015	Apr 1, 2016	May 15, 2016	Apr 1, 2017	May 15, 2017
Fair value	9.45	8.62	12.63	12.52	11.88	12.14
Possibility of ceasing employment before vesting	5%	0%	5%	0%	—%	0%

Disclosure of number and weighted average exercise prices of other equity instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted stock units (thousands)	Restricted stock units (thousands)	Restricted stock units (thousands)
	2017	2016	2015
At January 1	1,000	1,018	861
Granted (1)	488	464	626
Forfeited	(29)	(29)	(37)
Vested	(490)	(453)	(432)
At December 31	969	1,000	1,018

(1) Approved by the Board of Directors of March 14, 2017 and the Shareholders Meeting of April 19, 2017